Fair Value Measurements - Additional Information (Detail) - Collective Growth Corp [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	May 05, 2020
Public Warrants [Member]
Class of warrant or right price per share		$ 1.58
Aggregate value of warrants	$ 13,100,000	$ 11,850,000
Fair value transfers ou of level 3	11,850,000
Private Placement Warrants [Member]
Class of warrant or right price per share		$ 1.83
Aggregate value of warrants	$ 28,880,000	$ 3,670,000